1997 ANNUAL REPORT

IDS Federal Income Fund
(prospectus enclosed)

(graphic of an eagle head enclosed in a shield)

The goals of IDS Federal Income Fund, Inc. are to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(graphic of an eagle head enclosed in a shield)

A comfortable compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

PAGE 3
Contents

(graphic of two nested, open booklets)

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                               4
From the portfolio manager                       4
Making the most of the Fund                      6
The Fund's long-term performance                 8
Independent auditors' report (Fund)              9
Financial statements (Fund)                     10
Notes to financial statements (Fund)            13
Independent auditors' report (Portfolio)        19
Financial statements (Portfolio)                20
Notes to financial statements (Portfolio)       23
Investments in securities                       28
IDS mutual funds                                33
Federal income tax information                  37

1997 prospectus

The Fund in brief                               3p
Goals                                           3p
Investment policies and risks                   3p
Structure of the Fund                           4p
Manager and distributor                         4p
Portfolio manager                               4p
Alternative purchase arrangements               4p

Sales charge and Fund expenses                  5p

Performance                                     7p
Financial highlights                            7p
Total returns                                   9p
Yield                                          11p

Investment policies and risks                  12p
Facts about investments and their risks        12p
Valuing Fund shares                            16p

How to purchase, exchange or redeem shares     17p
Alternative purchase arrangements              17p
How to purchase shares                         19p
How to exchange shares                         22p
How to redeem shares                           22p
Reductions and waivers of the sales charge     27p

Special shareholder services                   32p
Services                                       32p
Quick telephone reference                      32p

PAGE 4
Distributions and taxes                        33p
Dividend and capital gain distributions        33p
Reinvestments                                  34p
Taxes                                          34p
How to determine the correct TIN               36p

How the Fund is organized                      37p
Shares                                         37p
Voting rights                                  37p
Shareholder meetings                           37p
Special considerations regarding
 master/feeder structure                       38p
Board members and officers                     39p
Investment manager                             41p
Administrator and Transfer Agent               41p
Distributor                                    42p

About American Express Financial Corporation   44p
General information                            44p

Appendix                                       45p
Descriptions of derivative instruments         45p

(This annual report is not part of the prospectus.)

To our shareholders

[photo of William Pearce]
William R. Pearce
President of the Fund

[photo of James Snyder]
James W. Snyder
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines-whether they're brief or long-lasting, moderate or substantial-are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

On June 10, 1996, the Fund began investing its assets in Government Income Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financial statements and the prospectus go into more detail of how the new structure works.

[signature]
William R. Pearce

From the portfolio manager

The volatility that has characterized the bond market in recent years continued during the past 12 months, as shifting views on economic growth and inflation resulted in substantial swings in interest rates and, thus, bond values. However, well-timed portfolio shifts allowed IDS Federal Income Fund to cope with the unsettled environment and generate solid results. For the June 1996 through the May 1997 period, the Fund's Class A shares provided a total return of 7.7%.

The period began with the bond market in a wait-and-see position after a sharp rise in long-term interest rates early in 1996 had sent it into rapid retreat. After a largely uneventful summer, the mood of the market turned optimistic in the fall, as date indicating slower economic growth and still-tame inflation began to trickle in. Predictably, interest rates headed lower, while bond prices, which move in the opposite direction of interest rates, responded by rising steadily through the fall.

(This annual report is not part of the prospectus.)
PAGE 6
From that point, though, the bond market mostly struggled. Although the inflation data had yet to prove threatening, better-than-expected economic growth injected a nervousness into the market that sent interest rates higher over the ensuing months. Aside from a reversal in April, bond prices declined accordingly.

Mortgage-backed bonds, Treasury options perform well

The Fund enjoyed strong performance from its investments in mortgage-backed bonds and U.S. Treasury bonds and options. Some of these investments were offset by the purchase of futures contracts, a strategy designed to protect the Fund's net asset value while maintaining its income level. Also, I gradually scaled back the mortgage-backed bond exposure (from close to 90% to about 50% of assets) as the period progressed. That strategy was based on the fact that mortgage issues appeared increasingly over-valued and therefore offered comparatively little price appreciation potential. Most of the money went into intermediate-maturity Treasury bonds. As an additional defensive measure, I slightly reduced the portfolio's duration-a function of the average maturity of the securities that determines how sensitive the Fund's net asset value is to interest-rate changes.

As for the current fiscal year, I continue to believe that interest rates are likely to head moderately higher. Given that outlook, I am staying with a somewhat defensive investment approach, which features an emphasis on investment income rather than on bonds' potential price appreciation. Once the investment environment becomes more inviting, I'll position the portfolio more aggressively.

[signature]
James W. Snyder

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997          $4.98
May 31, 1996          $4.92
Increase              $0.06

Distributions
June 1, 1996 - May 31, 1997
From income           $0.32
From capital gains    $  --
Total distributions   $0.32

Total return*         +7.7%**

PAGE 7
Class B
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997          $4.98
May 31, 1996          $4.92
Increase              $0.06

Distributions
June 1, 1996 - May 31, 1997
From income           $0.28
From capital gains    $  --
Total distributions   $0.28

Total return*         +6.9%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997          $4.97
May 31, 1996          $4.92
Increase              $0.05

Distributions
June 1, 1996 - May 31, 1997
From income          $ 0.32
From capital gains   $   --
Total distributions  $ 0.32

Total return*         +7.9%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

PAGE 8
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month  Amount    Per-share     Number of shares purchased
       invested  market price
Jan     $100        $20        5.00  XXXXX
Feb      100         18        5.56  XXXXXx
March    100         17        5.88  XXXXXx
April    100         15        6.67  XXXXXXx
May      100         16        6.25  XXXXXXx
June     100         18        5.56  XXXXXx
July     100         17        5.88  XXXXXx
Aug      100         19        5.26  XXXXXx
Sept     100         21        4.76  XXXXx
Oct      100         20        5.00  XXXXX

[3-part caption in margin:]
By investing an equal number of dollars each month...

you automatically buy more shares when the per share market price is low... [arrow pointing to "April" line in table above]

and fewer shares when the per share market price is high. [arrow pointing to "Sept" line in table above]

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.



(This annual report is not part of the prospectus.)
PAGE 9

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Federal Income Fund



                                                   Lehman Aggregate
$20,000                                                  Bond Index

                                                            $19,944
                                       Merrill Lynch        Federal
                                             1-5 Yr.    Income Fund
                                          Government        Class A
                                               Index

$9,500



'87   '88   '89   '90   '91    '92   '93    '94   '95    '96    '97

Average annual total return
(as of May 31, 1997)

               1 year    Since      5 years    10 years
                         inception*

Class A        +2.34%       --%     +5.15%     +7.14%
Class B        +2.94%    +5.39%        --%        --%
Class Y        +7.91%    +8.07%        --%        --%

*Inception date was March 20, 1995

[the following three paragraphs appear in the margin next to the graph:]

Assumes: Holding period from 6/1/87 to 5/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $10,467. Also see "Performance" in the Fund's current prospectus.

PAGE 10
Lehman Aggregate Bond is an unmanaged index made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Portfolio.

Merrill Lynch 1 to 5 year Government Index is an unmanaged index made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Portfolio.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch 1-5 Year Government Index. In comparing Federal Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #25 to Registration Statement No. 2-96512 filed on or about July 29,
1997, are incorporated herein by reference.

PAGE 11
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)
PAGE 12
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 13
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

(This annual report is not part of the prospectus.)

PAGE 14
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

(This annual report is not part of the prospectus.)

PAGE 15
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

(This annual report is not part of the prospectus.)

PAGE 16
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)
PAGE 17
Federal income tax information

Federal Income Fund, Inc.

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Federal Income Fund, Inc.
      Fiscal period ended May 31, 1997

       Class A

       Income distributions
       taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                       Per share
       June 27, 1996                                      $0.02494
       July 29, 1996                                       0.02654
       Aug. 28, 1996                                       0.02884
       Sept. 26, 1996                                      0.02483
       Oct. 29, 1996                                       0.02903
       Nov. 27, 1996                                       0.02551
       Dec. 27, 1996                                       0.02550
       Jan. 30, 1997                                       0.02896
       Feb. 27, 1997                                       0.02426
       March 27, 1997                                      0.02440
       April 29, 1997                                      0.02865
       May 29, 1997                                        0.02446
       Total distributions                                $0.31592


(This annual report is not part of the prospectus.)
PAGE 18
       Class B

       Income distributions
       taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                       Per share
       June 27, 1996                                      $0.02198
       July 29, 1996                                       0.02348
       Aug. 28, 1996                                       0.02557
       Sept. 26, 1996                                      0.02188
       Oct. 29, 1996                                       0.02564
       Nov. 27, 1996                                       0.02251
       Dec. 27, 1996                                       0.02240
       Jan. 30, 1997                                       0.02546
       Feb. 27, 1997                                       0.02137
       March 27, 1997                                      0.02152
       April 29, 1997                                      0.02527
       May 29, 1997                                        0.02137
       Total distributions                                $0.27845

(This annual report is not part of the prospectus.)
PAGE 19
Federal income tax information

       Class Y

       Income distributions
       taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                       Per share
       June 27, 1996                                      $0.02561
       July 29, 1996                                       0.02723
       Aug. 28, 1996                                       0.02959
       Sept. 26, 1996                                      0.02550
       Oct. 29, 1996                                       0.02979
       Nov. 27, 1996                                       0.02619
       Dec. 27, 1996                                       0.02620
       Jan. 30, 1997                                       0.02975
       Feb. 27, 1997                                       0.02492
       March 27, 1997                                      0.02506
       April 29, 1997                                      0.02942
       May 29, 1997                                        0.02489
       Total distributions                                $0.32415

(This annual report is not part of the prospectus.)

This page intentionally left blank.




(This annual report is not part of the prospectus.)

PAGE 21
Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions
800-862-7919

AMERICAN
EXPRESS
Financial
Advisors

IDS Federal Income Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 22
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.